Goodwill Narrative (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Year	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ 304	€ (816)	€ 252
Impairment	€ 177	1,367
Increase In Discount Rate By Basis Points	100 years
Perpetual Growthrate Decrease For Sensitivity Analysis	€ 194
e-Prototypy [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ 6
Perpetual growth rate	2.00%
Carrying value	€ 3,519
Discount Rate Increase For Sensitivity Analysis	€ 100
Five year projection decrease | Year	5
Discount Rate pre-tax	11.30%
Discount Rate post-tax	9.90%
Perpetual Growthrate Decrease For Sensitivity Analysis	€ 0
Orthoview [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ 310
Perpetual growth rate	1.00%
Carrying value	€ 12,460
Discount Rate Increase For Sensitivity Analysis	€ 100
Five year projection decrease | Year	5
Discount Rate pre-tax	9.60%
Discount Rate post-tax	8.05%
Perpetual Growthrate Decrease For Sensitivity Analysis	€ 0
ACTech [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Perpetual growth rate	1.00%
Carrying value	€ 25,932
Discount Rate Increase For Sensitivity Analysis	€ 100
Five year projection decrease | Year	5
Discount Rate pre-tax	8.72%
Discount Rate post-tax	6.36%
Perpetual Growthrate Decrease For Sensitivity Analysis	€ 0
Engimplan [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Loss Customer Lists		942
Impairment Loss Trademarks		207
Impairment		€ 1,367
Perpetual growth rate	7.00%
Five year projection decrease | Year	5
Discount Rate pre-tax	18.17%
Discount Rate post-tax	15.49%
Discount rate used in current estimate of value in use	3.50%
Increase In Discount Rate By Basis Points	100 years
Perpetual Growthrate Decrease For Sensitivity Analysis	€ 25
MAT NV SAM BE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Perpetual growth rate	5.00%
Carrying value	€ 42,170
Five year projection decrease | Year	5
Discount Rate pre-tax	8.06%
Discount Rate post-tax	7.40%
Increase In Discount Rate By Basis Points	100 years
Perpetual Growthrate Decrease For Sensitivity Analysis	€ 0
Aldema [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment Loss Customer Lists	177
Increase decrease in goodwill	€ 0
CGU Materialise Motion [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Perpetual growth rate	1.00%
Carrying value	€ 8,103
Five year projection decrease | Year	5
Discount Rate pre-tax	9.00%
Discount Rate post-tax	7.40%
Perpetual Growthrate Decrease For Sensitivity Analysis	€ 0